Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital
Basic and diluted loss per share

	For the year ended		For the year ended
	December 31, 2021		December 31, 2022		For the year ended December 31, 2023
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(110,258)	(30,326)	(84,032)	(22,932)	(48,851)	(6,881)	(13,247)	(1,866)
Net loss attributable to common shareholders	(110,258)	(30,326)	(84,032)	(22,932)	(48,851)	(6,881)	(13,247)	(1,866)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	61,809,501	17,000,189	62,296,172	17,000,189	62,688,838	62,688,838	17,000,189	17,000,189
Basic and diluted loss per share	(1.78)	(1.78)	(1.35)	(1.35)	(0.78)	(0.11)	(0.78)	(0.11)